REVENUE	12 Months Ended
Sep. 30, 2024
Revenue from Contract with Customer [Abstract]
REVENUE

3. REVENUE

Revenue from contracts with customers is presented in “Oil and gas sales” on the Consolidated Statement of Operations.

As of September 30, 2024 and 2023, receivables from contracts with customers, included in trade and other receivables, were $26,873 and $48,165, respectively.

The following tables present our revenue from contracts with customers disaggregated by product type and geographic area.

Year ended September 30, 2024	Texas	New Mexico	Total

Crude oil	$64,611	$35,609	$100,220
Natural gas	-	-	-
Revenue from contracts with customers	$64,611	$35,609	$100,220

Year ended September 30, 2023	Texas	New Mexico	Total

Crude oil	$501,920	$154,700	$656,620
Natural gas	9,003	-	9,003
Revenue from contracts with customers	$510,923	$154,700	$665,623

PERMEX PETROLEUM CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2024 AND 2023